Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	$ (9,450)	$ 9,453
Recognized in the statement of income		(4,882)
Other comprehensive income	(9,450)
Recognized in equity	12,308	(14,021)
Initial consolidation	14,049
Ending balance	(35,807)	(9,450)
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(41,849)	(18,385)
Recognized in the statement of income		(13,052)
Other comprehensive income	(41,849)
Recognized in equity	(11,241)	(10,412)
Initial consolidation	(13,074)
Ending balance	(66,164)	(41,849)
Fixed assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(14,620)	(7,227)
Recognized in the statement of income		(8,627)
Other comprehensive income	14,620
Recognized in equity	(1,465)	1,234
Initial consolidation	421
Ending balance	(15,664)	(14,620)
IFRS 16 – Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	845	1,389
Recognized in the statement of income		(400)
Other comprehensive income	845
Recognized in equity	649	(144)
Initial consolidation	(19)
Ending balance	1,475	845
Financial instruments measured at fair value through profit or loss
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(5,556)	6,447
Recognized in the statement of income		846
Other comprehensive income	(5,556)
Recognized in equity	468	(12,849)
Initial consolidation	(7,231)
Ending balance	(12,319)	(5,556)
Contractual asset in respect of concession arrangements
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(16,723)	(19,725)
Recognized in the statement of income		744
Other comprehensive income	(16,723)
Recognized in equity	1,042	2,258
Initial consolidation	508
Ending balance	(15,173)	(16,723)
Contingent consideration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(1,584)	574
Recognized in the statement of income		(2,193)
Other comprehensive income	(1,584)
Recognized in equity	(8,477)	35
Initial consolidation	(35)
Ending balance	(10,096)	(1,584)
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	(4,211)	157
Recognized in the statement of income		(3,422)
Other comprehensive income	(4,211)
Recognized in equity	(3,458)	(946)
Initial consolidation	(6,718)
Ending balance	(14,387)	(4,211)
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Line Items
Beginning balance	32,399	27,838
Recognized in the statement of income		8,170
Other comprehensive income	32,399
Recognized in equity	(1,067)	(3,609)
Initial consolidation	(975)
Ending balance	$ 30,357	$ 32,399